STOCK-BASED COMPENSATION PLANS Schedule of restricted stock unit activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of RSUs
Added by performance factor (in shares)	92,231
Restricted Stock Units (RSUs)
Number of RSUs
Outstanding at the beginning of the period (in shares)	3,791,283	1,815,759
Granted (in shares)	1,086,115	2,865,042
Vested (in shares)	(1,367,749)	(586,343)
Forfeited (in shares)	(658,865)	(303,175)
Outstanding at the end of the period (in shares)	2,943,015	3,791,283	1,815,759
Outstanding - vested and not settled (in shares)	183,117
Outstanding - unvested (in shares)	2,759,898
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 13.61	$ 15.42
Granted (in dollars per share)	15.98	12.80
Vested (in dollars per share)	14.32	16.30
Forfeited (in dollars per share)	15.71	12.83
Added by performance factor (in dollars per share)	20.18
Outstanding at the end of the period (in dollars per share)	$ 13.89	$ 13.61	$ 15.42
Weighted Average Remaining Contractual Life In years
Outstanding at the beginning of the period	2 years 8 months 12 days	2 years	2 years 3 months 18 days
Outstanding at the end of the period	2 years 8 months 12 days	2 years	2 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)	$ 55,242	$ 17,310
Vested (in dollars)	22,207	6,569
Outstanding at the end of the period (in dollars)	$ 51,898	$ 55,242	$ 17,310